UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

Thompson LargeCap Fund THPGX Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$53	0.99%

KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$ 173,772,405
Number of Holdings	74
Portfolio Turnover	14%

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Alphabet, Inc. Class A	5.1%
Microsoft Corp.	4.4%
Apple, Inc.	2.7%
Qualcomm, Inc.	2.5%
Citigroup, Inc.	2.3%
Meta Platforms, Inc. Class A	2.2%
Pfizer, Inc.	2.1%
Visa, Inc. Class A	2.1%
Warner Bros Discovery, Inc.	2.0%
PayPal Holdings, Inc.	2.0%

Top Sectors	(%)
Information Technology	23.7%
Financials	19.3%
Health Care	17.8%
Communication Services	13.1%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Industrials	4.6%
Energy	3.7%
Materials	2.5%
Cash & Other	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.
Thompson LargeCap Fund	PAGE 1	TSR_SAR_884891300

Thompson MidCap Fund THPMX Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$60	1.15%

KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$54,147,064
Number of Holdings	83
Portfolio Turnover	16%

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Warner Bros Discovery, Inc.	2.4%
NXP Semiconductors NV	2.2%
Calix, Inc.	2.2%
Discover Financial Services	2.2%
Chewy, Inc. Class A	2.1%
Bread Financial Holdings, Inc.	2.0%
O-I Glass, Inc.	2.0%
Neurocrine Biosciences, Inc.	2.0%
Kornit Digital Ltd.	2.0%
Viatris, Inc.	2.0%

Top Sectors	(%)
Financials	19.7%
Industrials	16.5%
Information Technology	14.0%
Health Care	12.9%
Consumer Discretionary	10.5%
Real Estate	6.5%
Communication Services	5.1%
Consumer Staples	4.7%
Materials	4.6%
Cash & Other	5.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.
Thompson MidCap Fund	PAGE 1	TSR_SAR_884891607

Thompson Bond Fund THOPX Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$39	0.75%

KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$1,301,597,964
Number of Holdings	357
Portfolio Turnover	11%
Average Credit Quality	BBB
Effective Duration	1.79 yrs

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)

(Expressed as a percentage of net assets)

Top 10 Issuers	(%)
Lincoln National Corp.	3.4%
United States Treasury Note/Bond	2.3%
JPMBB Commercial Mortgage Securities Trust	2.2%
Labrador Aviation Finance Ltd.	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust	1.9%
Commercial Mortgage Pass Through Certificates	1.9%
Well Fargo Commercial Mortgage Trust	1.9%
Coinstar Funding LLC	1.8%
Reinsurance Group of America, Inc.	1.7%
TransCanada PipeLines Ltd.	1.6%

Asset Allocation	(%)
Corporate Bonds	60.4%
Commercial Mortgage-Backed Securities	16.0%
Asset-Backed Securities	15.2%
U.S. Government & Agency Securities	3.9%
U.S. Government Agency Mortgage-Backed Securities	2.7%
Net Other Assets & Liabilities	1.8%

Credit Rating Description	(%)
AAA	0.3%
AA	7.8%
A	14.8%
BBB	58.3%
BB and Below	15.9%
Not Rated	1.1%
Other Net Assets and Liabilities	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.
Thompson Bond Fund	PAGE 1	TSR_SAR_884891201

Item (b): No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Item 1(a). Notes to the financial statements are an integral part of the Schedules of Investments.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS - 99.9%		$173,539,226
(COST $128,884,187)

Communication Services - 13.1%		22,688,502
Entertainment - 4.1%
Electronic Arts Inc.	13,275	1,763,982
The Walt Disney Co.	17,550	1,823,620
Warner Bros. Discovery, Inc. (a)	430,975	3,551,234
Interactive Media & Services - 7.2%
Alphabet Inc. Class A (a)	50,950	8,788,875
Meta Platforms, Inc. Class A	8,050	3,757,982
Media - 1.8%
Paramount Global Class B	252,125	3,002,809

Consumer Discretionary - 6.8%		11,826,045
Broadline Retail - 1.7%
eBay Inc.	55,270	2,996,739
Distributors - 1.5%
LKQ Corp.	59,850	2,575,346
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	23,475	1,883,165
Household Durables - 1.0%
TopBuild Corp. (a)	4,190	1,751,211
Leisure Products - 0.5%
Topgolf Callaway Brands Corp. (a)	53,475	836,884
Specialty Retail - 1.0%
Chewy, Inc. Class A (a)	84,050	1,782,700

Consumer Staples - 7.0%		12,147,442
Beverages - 1.0%
PepsiCo, Inc.	9,600	1,659,840
Consumer Staples Distribution - 3.9%
Performance Food Group Co. (a)	35,175	2,448,180
Target Corp.	10,360	1,617,818
Walgreens Boots Alliance, Inc.	169,625	2,751,318
Food Products - 1.1%
Tyson Foods, Inc. Class A	33,275	1,904,994
Household Products - 1.0%
Kimberly-Clark Corp.	13,243	1,765,292

Energy - 3.7%		6,421,729
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	10,425	1,644,961
Chevron Corp.	14,245	2,311,963
Exxon Mobil Corp.	21,020	2,464,805

Financials - 19.3%		33,615,461
Banks - 6.9%
Bank of America Corp.	69,450	2,777,305
Citigroup Inc.	64,875	4,042,361
Citizens Financial Group, Inc.	28,275	997,825
JPMorgan Chase & Co.	13,245	2,683,834
PNC Financial Services Group, Inc.	9,945	1,565,244
Capital Markets - 4.8%
Intercontinental Exchange, Inc.	12,425	1,663,708
Northern Trust Corp.	20,310	1,710,914
State Street Corp.	22,625	1,710,224
The Charles Schwab Corp.	45,100	3,304,928
Consumer Finance - 2.7%
Bread Financial Holdings Inc.	60,024	2,506,602
Discover Financial Services	17,795	2,182,735
Financial Services - 4.9%
Fiserv, Inc. (a)	8,774	1,313,994
PayPal Holdings, Inc. (a)	56,160	3,537,518
Visa Inc. Class A	13,280	3,618,269

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS (continued)

Health Care - 17.8%		$30,948,931
Biotechnology - 3.8%
AbbVie Inc.	12,425	2,003,407
Amgen Inc.	6,275	1,919,209
Exact Sciences Corp. (a)	59,175	2,689,504
Health Care Equipment & Supplies - 1.1%
GE HealthCare Technologies Inc.	24,050	1,875,900
Health Care Providers & Services - 7.1%
CVS Health Corp.	53,650	3,197,540
HCA Healthcare, Inc.	6,400	2,174,400
McKesson Corp.	3,260	1,856,863
The Cigna Group	6,275	2,162,490
UnitedHealth Group Inc.	5,900	2,922,683
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	39,925	1,640,518
Johnson & Johnson	11,400	1,672,038
Merck & Co., Inc.	14,700	1,845,438
Pfizer Inc.	129,925	3,723,651
Viatris Inc.	119,367	1,265,290

Industrials - 4.6%		8,017,171
Aerospace & Defense - 1.0%
The Boeing Co. (a)	9,550	1,696,175
Air Freight & Logistics - 0.9%
FedEx Corp.	6,225	1,580,901
Electrical Equipment - 1.3%
Generac Holdings Inc. (a)	15,625	2,300,156
Machinery - 1.4%
Kornit Digital Ltd. (a)	171,585	2,439,939

Information Technology - 23.7%		41,127,635
Communications Equipment - 3.8%
Calix, Inc. (a)	60,550	2,161,635
Cisco Systems, Inc.	40,910	1,902,315
Lumentum Holdings Inc. (a)	38,125	1,658,438
Viavi Solutions Inc. (a)	114,735	862,807
Electronic Equipment, Instruments & Components - 2.4%
Coherent Corp. (a)	43,775	2,497,801
Keysight Technologies, Inc. (a)	12,475	1,727,538
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	10,000	2,344,900
Infineon Technologies A.G. ADR	60,925	2,452,231
Marvell Technology, Inc.	26,875	1,849,269
NXP Semiconductors N.V.	11,890	3,235,269
Qualcomm Inc.	20,930	4,270,767
Software - 6.6%
Adobe Inc. (a)	2,550	1,134,138
Microsoft Corp.	18,286	7,591,067
Oracle Corp.	23,175	2,715,878
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	24,570	4,723,582

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS (continued)

Materials - 2.5%		$4,298,004
Containers & Packaging - 1.5%
Berry Global Group, Inc.	14,400	862,272
O-I Glass, Inc. (a)	130,400	1,654,776
Metals & Mining - 1.0%
Freeport-McMoRan Inc.	33,775	1,780,956

Real Estate - 0.6%		1,135,620
Real Estate Management & Development - 0.6%
Colliers Int'l. Group Inc.	10,125	1,135,620

Utilities - 0.8%		1,312,686
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	16,200	1,312,686

SHORT-TERM INVESTMENTS - 0.0% ^		56,524
(COST $56,524)

Money Market Funds - 0.0% ^		56,524
First American Government Obligations Fund Class X, 5.24% (b)	56,524	56,524

TOTAL INVESTMENTS - 99.9% (COST $128,940,711)		173,595,750

NET OTHER ASSETS AND LIABILITIES - 0.1%		176,655

NET ASSETS - 100.0%		$173,772,405
(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2024.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$22,688,502	$–	$–	$22,688,502
Consumer discretionary	11,826,045	–	–	11,826,045
Consumer staples	12,147,442	–	–	12,147,442
Energy	6,421,729	–	–	6,421,729
Financials	33,615,461	–	–	33,615,461
Health care	30,948,931	–	–	30,948,931
Industrials	8,017,171	–	–	8,017,171
Information technology	41,127,635	–	–	41,127,635
Materials	4,298,004	–	–	4,298,004
Real Estate	1,135,620	–	–	1,135,620
Utilities	1,312,686	–	–	1,312,686
Total common stocks	173,539,226	–	–	173,539,226
Short-term investments
Money market funds	56,524	–	–	56,524
Total short-term investments	56,524	–	–	56,524
Total investments	$173,595,750	$–	$–	$173,595,750

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2024.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS - 99.8%		$54,051,265
(COST $45,119,200)

Communication Services - 5.1%		2,764,863
Entertainment - 4.3%
Take-Two Interactive Software, Inc. (a)	6,345	1,017,484
Warner Bros. Discovery, Inc. (a)	160,265	1,320,584
Media - 0.8%
Paramount Global Class B	35,835	426,795

Consumer Discretionary - 10.5%		5,688,382
Distributors - 2.0%
LKQ Corp.	18,390	791,322
Pool Corp.	775	281,751
Hotels, Restaurants & Leisure - 0.5%
Noodles & Co. (a)	155,487	292,316
Household Durables - 1.2%
TopBuild Corp. (a)	1,505	629,015
Leisure Products - 2.4%
Hasbro, Inc.	5,600	334,768
Mattel, Inc. (a)	14,780	262,936
Topgolf Callaway Brands Corp. (a)	43,705	683,983
Specialty Retail - 2.5%
Chewy, Inc. Class A (a)	53,485	1,134,417
Duluth Holdings Inc. Class B (a)	60,725	239,864
Textiles, Apparel & Luxury Goods - 1.9%
Levi Strauss & Co. Class A	16,000	384,160
Skechers U.S.A., Inc. Class A (a)	9,155	653,850

Consumer Staples - 4.7%		2,533,139
Consumer Staples Distribution - 3.6%
Performance Food Group Co. (a)	14,560	1,013,376
Walgreens Boots Alliance, Inc.	57,695	935,813
Food Products - 1.1%
Tyson Foods, Inc. Class A	10,200	583,950

Energy - 3.3%		1,759,800
Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp.	6,515	361,648
Cheniere Energy, Inc.	4,700	741,613
Exxon Mobil Corp.	5,599	656,539

Financials - 19.7%		10,643,743
Banks - 6.7%
Associated Banc-Corp	36,708	786,285
Citizens Financial Group, Inc.	15,120	533,585
New York Community Bancorp, Inc.	158,901	522,784
PNC Financial Services Group, Inc.	3,380	531,978
Truist Financial Corp.	14,431	544,770
Zions Bancorporation, N.A.	15,810	682,834
Capital Markets - 4.9%
Intercontinental Exchange, Inc.	2,220	297,258
Northern Trust Corp.	9,510	801,122
State Street Corp.	7,045	532,532
The Charles Schwab Corp.	13,805	1,011,630
Consumer Finance - 4.2%
Bread Financial Holdings Inc.	25,775	1,076,364
Discover Financial Services	9,589	1,176,187
Financial Services - 2.4%
Fiserv, Inc. (a)	5,333	798,670
PayPal Holdings, Inc. (a)	8,900	560,611
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management, Inc.	39,956	787,133

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.9%		$7,002,184
Biotechnology - 3.7%
Exact Sciences Corp. (a)	20,465	930,134
Neurocrine Biosciences, Inc. (a)	7,900	1,069,739
Health Care Equipment & Supplies - 1.0%
Accelerate Diagnostics, Inc. (a)	10,390	12,364
Teleflex Inc.	2,540	531,038
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	6,285	432,974
AMN Healthcare Services, Inc. (a)	9,775	546,813
Henry Schein, Inc. (a)	3,725	258,291
Premier, Inc. Class A	26,030	492,488
Pharmaceuticals - 5.0%
Bausch Health Cos., Inc. (a)	63,380	415,773
Green Thumb Industries Inc. (a)	48,150	548,910
Jazz Pharmaceuticals PLC (a)	6,670	702,017
Viatris Inc.	100,155	1,061,643

Industrials - 16.5%		8,942,042
Building Products - 2.1%
A.O. Smith Corp.	8,290	693,376
The AZEK Co. Inc. (a)	8,765	420,369
Commercial Services & Supplies - 1.1%
Steelcase Inc. Class A	42,045	574,335
Construction & Engineering - 2.1%
MasTec, Inc. (a)	4,055	455,174
Willscot Mobile Mini Holdings Corp. (a)	17,591	693,613
Electrical Equipment - 2.7%
Generac Holdings Inc. (a)	6,030	887,676
Regal Rexnord Corp.	3,715	555,541
Machinery - 5.0%
Hillenbrand, Inc.	11,090	515,574
Kornit Digital Ltd. (a)	75,045	1,067,140
Mueller Water Products, Inc. Class A	28,225	523,856
Xylem, Inc.	4,499	634,449
Professional Services - 3.5%
Concentrix Corp.	9,420	577,729
Equifax Inc.	2,225	514,843
SS&C Technologies Holdings, Inc.	13,350	828,367

Information Technology - 14.0%		7,600,583
Communications Equipment - 4.4%
Calix, Inc. (a)	33,000	1,178,100
Lumentum Holdings Inc. (a)	15,540	675,990
Viavi Solutions Inc. (a)	71,001	533,928
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (a)	17,000	970,020
Keysight Technologies, Inc. (a)	3,955	547,688
Semiconductors & Semiconductor Equipment - 5.8%
Infineon Technologies A.G. ADR	24,520	986,930
Marvell Technology, Inc.	13,725	944,417
NXP Semiconductors N.V.	4,395	1,195,880
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc. Class A (a)	9,415	567,630

Materials - 4.6%		2,474,630
Containers & Packaging - 3.5%
Berry Global Group, Inc.	14,000	838,320
O-I Glass, Inc. (a)	84,650	1,074,208
Metals & Mining - 1.1%
Freeport-McMoRan Inc.	10,660	562,102

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Shares	Value
COMMON STOCKS (continued)

Real Estate - 6.5%		$3,565,229
Diversified REITs - 0.8%
Global Net Lease, Inc. (a)	61,295	458,487
Health Care REITs - 0.9%
Omega Healthcare Investors, Inc.	14,760	477,191
Hotel & Resort REITs - 2.1%
Host Hotels & Resorts Inc.	30,125	540,442
Park Hotels & Resorts Inc.	39,100	620,126
Office REITs - 1.1%
Alexandria Real Estate Equities, Inc.	4,985	593,215
Real Estate Management & Development - 1.6%
Colliers Int'l. Group Inc.	5,375	602,860
FirstService Corp.	1,855	272,908

Utilities - 2.0%		1,076,670
Electric Utilities - 1.0%
Xcel Energy, Inc.	9,480	525,666
Multi-Utilities - 1.0%
WEC Energy Group, Inc.	6,800	551,004

SHORT-TERM INVESTMENTS - 0.1%		58,674
(COST $58,674)

Money Market Funds - 0.1%		58,674
First American Government Obligations Fund Class X, 5.24% (b)	58,674	58,674

TOTAL INVESTMENTS - 99.9% (COST $45,177,874)		54,109,939

NET OTHER ASSETS AND LIABILITIES - 0.1%		37,125

NET ASSETS - 100.0%		$54,147,064
(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2024.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (continued) (Unaudited)
May 31, 2024

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$2,764,863	$–	$–	$2,764,863
Consumer discretionary	5,688,382	–	–	5,688,382
Consumer staples	2,533,139	–	–	2,533,139
Energy	1,759,800	–	–	1,759,800
Financials	10,643,743	–	–	10,643,743
Health care	7,002,184	–	–	7,002,184
Industrials	8,942,042	–	–	8,942,042
Information technology	7,600,583	–	–	7,600,583
Materials	2,474,630	–	–	2,474,630
Real Estate	3,565,229	–	–	3,565,229
Utilities	1,076,670	–	–	1,076,670
Total common stocks	54,051,265	–	–	54,051,265
Short-term investments
Money market funds	58,674	–	–	58,674
Total short-term investments	58,674	–	–	58,674
Total investments	$54,109,939	$–	$–	$54,109,939

The Fund did not invest in any level-3 investments as of and during the six-month period ended May 31, 2024.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 96.6%				$1,257,887,923
(COST $1,470,609,961)

Asset-Backed Securities - 15.2%				198,235,577
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	315,544	297,212
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	5,843,521	5,771,186
American Airlines, Series 2017-1 A	4.000	08/15/30	208,025	190,753
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,747,133
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	3,452,759	3,401,520
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	929,136	910,098
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	4,890,472	4,709,476
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	698,639	670,770
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	2,710,064	2,439,690
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	1,776,021	1,653,476
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)	9.750	12/15/27	7,548,693	7,464,477
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,314,350	23,127,169
Continental Airlines, Series 2012-2 A	4.000	04/29/26	907,938	901,385
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)	6.213	02/15/40	819,324	632,927
ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	6,974,402	4,742,342
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	4,890,227
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,556,659
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,642,500	9,957,016
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	1,641,691
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	2,597,281	2,363,515
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,009,399	2,891,377
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	778,640	693,060
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	2,079,877	1,869,600
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	10,779,675
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	1,292,971	1,202,631
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	1,928,838	1,380,508
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	26,284,304
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,329,222
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	373,303	334,111
Merlin Aviation Holdings DAC, Series 2016-1 A (h)	4.500	12/15/32	1,293,747	1,222,591
Merlin Aviation Holdings DAC, Series 2016-1 B (h)	6.500	12/15/32	1,126,112	768,594
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	13,268,734	8,493,450
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	8,399,099
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	2,811	2,800
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,036,382
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	4,009,201	3,528,538
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	1,476,902
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	3,844,453	2,960,305
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,025,790
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	6,366,851	5,948,348
Sprite Limited, Series 2021-1 B (h)(i)	5.100	11/15/46	3,182,200	2,956,377
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	11,977,223	11,869,636
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	6.212	05/17/32	227,918	223,580
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	7.750	05/17/32	3,209,082	3,114,632
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	2,741,330
United Air Lines, Series 2020-1 A	5.875	04/15/29	2,754,792	2,754,699
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,581,118	1,407,528
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	4,670,760	4,471,786

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 16.0%				$208,219,756
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,605,573
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	6.581	06/15/31	5,608,848	5,384,494
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.606	11/10/48	7,000,000	4,991,627
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.904	02/10/49	5,000,000	4,026,079
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,598,111
COMM Mortgage Trust, Series 2014-CR16 C (d)	5.053	04/10/47	5,000,000	4,642,500
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)	4.835	08/10/47	9,740,000	5,452,276
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,147,312
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.720	09/10/47	6,500,000	5,961,920
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.416	02/10/48	540,000	494,202
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.423	07/10/50	2,500,000	2,141,468
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.571	12/15/49	3,000,000	2,465,971
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.385	04/15/50	1,780,000	1,635,766
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,718,117
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.311	06/15/57	3,579,000	3,161,364
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.243	08/15/48	3,905,000	3,602,390
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.493	08/15/48	5,795,000	3,896,123
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,639,407
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.268	05/10/44	4,197,000	3,210,705
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.579	09/10/47	4,340,000	4,043,230
GS Mortgage Securities Trust, Series 2018-3PCK A (1 times (TSFR1M + 2.06448%), floor 1.950%) (d)(h)	7.131	09/15/31	2,419,538	2,408,357
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,986,540
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	3,175,444	2,984,917
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,132,304
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.686	12/15/47	1,706,539	1,572,576
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(h)(i)	4.682	07/15/47	5,000,000	3,117,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.070	07/15/45	3,079,834	2,828,828
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.248	08/15/46	4,199,373	3,847,886
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.782	02/15/47	5,060,000	4,612,618
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)	4.694	09/15/47	4,966,000	2,619,247
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,325,099
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.269	10/15/48	5,496,426	4,961,591
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	419,989
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.116	07/15/46	86,648	83,139
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.116	07/15/46	2,750,000	2,258,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.213	08/15/46	4,838,746	4,277,451
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.965	10/15/46	1,893,193	1,738,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.922	06/15/47	7,015,936	6,047,225
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.258	03/15/48	8,000,000	6,734,417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.339	04/15/48	5,000,000	3,662,417
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.385	06/15/44	481,956	462,919
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.710	12/15/48	6,500,000	5,816,653
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.263	12/15/49	5,000,000	3,330,437
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	204,072	203,415
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,152,646
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.747	11/15/48	5,000,000	4,647,137
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,259,370
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.692	09/15/58	800,000	773,134
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.600	09/15/48	5,000,000	4,293,920
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.254	11/15/59	3,000,000	2,490,793
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	6.238	12/15/34	1,625,000	1,541,238
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,187,679	1,058,222
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.477	12/15/45	7,000,000	5,449,899
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,305,750
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.328	08/15/46	3,800,000	3,317,400
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,343,150
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,754,138
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	3,985,795
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.633	06/05/35	2,900,000	2,595,431

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Convertible Bonds - 0.0% ^				$100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 60.4%				785,835,736
3M Co.	2.650	04/15/25	500,000	487,424
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,570,075
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,371,022
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,334,901
Albemarle Corp.	5.050	06/01/32	500,000	480,026
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,294,608
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,760,897
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,081,250
AOL Time Warner Inc.	7.625	04/15/31	1,200,000	1,265,949
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,874,169
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	987,417
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,910,000
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)	7.971	12/15/66	20,606,000	20,013,894
AT&T Inc.	7.700	05/01/32	1,000,000	1,125,917
Avnet, Inc.	6.250	03/15/28	2,000,000	2,044,473
Avnet, Inc.	3.000	05/15/31	580,000	476,913
Avnet, Inc.	5.500	06/01/32	2,700,000	2,572,794
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,451,992
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)	5.991	06/17/24	1,950,000	1,574,846
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)	4.375	10/30/30	12,500,000	11,459,396
Bank of America Corp. (TSFR3M + 3.39661%) (d)(g)	8.738	06/17/24	2,500,000	2,500,020
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	498,091
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	6,866,169
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	950,124
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	810,904
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	2,805,956
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	7,259,849
BCB Bancorp, Inc. (TSFR3M + 2.98161%) (d)(h)	8.308	08/01/28	9,000,000	8,679,229
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,528,160
Boeing Co.	5.150	05/01/30	2,300,000	2,190,724
Boeing Co.	6.125	02/15/33	1,000,000	995,365
Boeing Co.	3.300	03/01/35	1,110,000	849,209
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,531,087
Boston Properties LP	3.250	01/30/31	2,000,000	1,683,332
Brandywine Operating Partnership, L.P.	3.950	11/15/27	3,000,000	2,699,052
Brandywine Operating Partnership, L.P. (c)	8.050	03/15/28	533,000	549,105
Brandywine Operating Partnership, L.P.	4.550	10/01/29	300,000	261,282
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,363,863
Brunswick Corp.	2.400	08/18/31	1,000,000	792,279
Brunswick Corp.	4.400	09/15/32	1,000,000	890,282
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	11,551,627
Cabot Corp.	3.400	09/15/26	732,000	696,517
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	5,005,475
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	4,992,427
CDW LLC / CDW Finance Corp.	3.569	12/01/31	1,000,000	862,979
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,037,660
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/28	740,000	587,778
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/15/28	245,000	199,666
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	861,582
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	538,428
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	923,971
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	1,866,035
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	6.148	08/25/36	868,000	751,927
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	7,102,069

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Comerica Inc.	4.000	02/01/29	2,000,000	$1,831,763
Concentrix Corp.	6.850	08/02/33	5,543,000	5,417,471
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,826,816
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,492,992
Cox Communications, Inc.	7.625	06/15/25	2,000,000	2,027,498
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	7,001,443
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,074,588
Darden Restaurants, Inc.	6.300	10/10/33	2,000,000	2,054,174
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,010,539
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	449,714
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)	8.380	06/01/67	8,538,000	8,449,856
EverBank Financial Corp. (TSFR3M + 4.96561%) (d)	10.295	03/15/26	4,000,000	3,911,444
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	7.969	05/01/67	17,705,000	16,962,109
Express Scripts Holding Co.	3.500	06/15/24	645,000	644,417
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)	5.950	09/17/29	9,000,000	8,683,058
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (3 month LIBOR + 3.790%, floor 0.000%) (d)(h)	9.380	10/15/28	6,500,000	6,469,434
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	6,802,474
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)	8.693	07/01/24	7,748,000	7,625,935
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,896,592
Flex Ltd.	4.750	06/15/25	1,000,000	989,750
Flex Ltd.	6.000	01/15/28	500,000	505,334
Flex Ltd.	4.875	06/15/29	250,000	241,608
Flowserve Corp.	3.500	10/01/30	899,000	796,313
FMC Corp.	5.150	05/18/26	825,000	817,726
FNB Corp.	4.875	10/02/25	2,000,000	1,942,637
FPL Group, Inc. (TSFR3M + 2.32911%) (d)	7.631	10/01/66	9,285,000	8,935,954
Genpact Luxembourg Sarl	3.375	12/01/24	1,759,000	1,732,291
Georgia-Pacific LLC	7.375	12/01/25	421,000	432,009
Global Payments Inc.	2.900	05/15/30	1,000,000	864,335
Global Payments Inc.	2.900	11/15/31	1,154,000	958,871
Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,358,332
Hallmark Financial Services, Inc. (e)(f)	6.250	08/15/29	13,000,000	1,634,360
Hasbro, Inc.	3.550	11/19/26	250,000	237,942
HCA Inc.	7.500	11/06/33	1,562,000	1,713,743
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,542,491
Highwoods Realty L.P.	7.650	02/01/34	2,750,000	2,943,504
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,792,150
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	6,477,829
Howard Bancorp Inc. (TSFR3M + 3.28161%) (d)(h)	8.605	12/06/28	3,000,000	2,913,952
Humana Inc.	5.375	04/15/31	2,000,000	1,977,222
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,744,648
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,442,707
Illumina, Inc.	5.800	12/12/25	2,000,000	1,999,970
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)	4.000	09/15/30	2,000,000	1,827,064
International Business Machines Corp.	4.000	07/27/25	2,000,000	1,969,444
Jabil Inc.	3.950	01/12/28	2,250,000	2,126,769
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,839,087
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,869,336
KeyBank N.A.	4.900	08/08/32	7,000,000	6,175,395
Leggett & Platt, Inc.	4.400	03/15/29	5,565,000	5,014,719
Lincoln National Corp. (TSFR3M + 2.61911%) (d)	7.948	05/17/66	29,378,000	24,163,217
Lincoln National Corp. (TSFR3M + 2.30161%) (d)	7.626	04/20/67	25,384,000	19,672,582
LKQ Corp.	6.250	06/15/33	1,875,000	1,922,813
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	994,663
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	4,975,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,329,547

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)	5.000	09/30/29	5,500,000	$5,357,774
Minnwest Corp. (3 month LIBOR + 2.980%) (d)(h)	8.570	07/15/28	6,000,000	5,887,724
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,597,105
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,650,000
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	965,000
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	10.149	09/30/27	5,000,000	4,859,941
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,321,567
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	4,883,881
Northpointe Bank (TSFR3M + 4.02661%) (d)(h)	9.329	10/01/28	5,000,000	4,886,032
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,749,190
Office Properties Income Trust	4.500	02/01/25	100,000	76,603
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,020,659
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,250,000	2,761,339
Omega Healthcare Investors, Inc.	3.250	04/15/33	1,000,000	799,871
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,334,674
Orrstown Financial Services, Inc. (3 month LIBOR + 3.160%) (d)	8.724	12/30/28	1,750,000	1,663,982
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,692,111
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,655,327
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,132,662
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	8,917,838
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)	3.500	12/30/30	3,000,000	2,598,711
Pedcor Bancorp (3 month LIBOR + 4.600%, floor 0.000%) (d)(h)	10.184	02/15/29	3,000,000	2,940,000
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,753,893
Pilgrim's Pride Corp.	4.250	04/15/31	2,250,000	2,025,276
Pilgrim's Pride Corp.	3.500	03/01/32	2,250,000	1,889,257
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,787,102
Polaris Inc.	6.950	03/15/29	1,750,000	1,833,690
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	4,936,325
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,913,922
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,364,524
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,260,941
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)	8.256	12/15/65	22,854,000	22,396,920
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	12,589,322
RenaissanceRe Finance Inc.	3.700	04/01/25	625,000	614,488
Sabra Health Care LP	3.200	12/01/31	2,950,000	2,427,292
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,178,168
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	469,317
Signature Bank New York (e)(f)	4.000	10/15/30	4,295,000	2,383,016
Sonoco Products Co.	1.800	02/01/25	2,000,000	1,948,476
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,498,992
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	9.541	01/31/27	2,000,000	1,965,302
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,869,644
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	675,332
Sprint LLC	7.625	02/15/25	5,000,000	5,040,575
Stanley Black & Decker Inc.	6.272	03/06/26	3,000,000	3,000,141
Synchrony Bank	5.400	08/22/25	1,000,000	990,044
Synchrony Financial	4.875	06/13/25	2,576,000	2,546,595
Tapestry, Inc.	7.000	11/27/26	1,000,000	1,026,130
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	3,960,000
Textron Inc.	6.100	11/15/33	1,850,000	1,905,036
Time Warner Cable Enterprises LLC	8.375	07/15/33	150,000	165,798
Time Warner Inc.	7.700	05/01/32	2,500,000	2,612,542
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,878,372
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	7.794	05/15/67	23,173,000	20,884,451

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	$4,712,077
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,805,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,513,090
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	10,309,155
Truist Financial Corp. (TSFR3M + 3.36361%) (d)(g)	8.693	12/15/24	3,000,000	3,019,728
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,627,190
Upjohn Inc.	2.700	06/22/30	6,450,000	5,418,521
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	9.223	09/01/28	6,000,000	5,814,346
V.F. Corp.	2.400	04/23/25	1,000,000	968,192
V.F. Corp.	2.800	04/23/27	5,967,000	5,406,041
Valero Energy Corp.	3.650	03/15/25	2,836,000	2,792,487
Valley National Bancorp	4.550	06/30/25	8,000,000	7,801,166
VeriSign, Inc.	2.700	06/15/31	1,000,000	828,636
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	8,712,624
Warnermedia Holdings, Inc.	4.279	03/15/32	2,700,000	2,358,977
Washington Gas Light Co.	5.440	08/11/25	3,700,000	3,662,820
Waypoint Residential LLC (c)(h)(i)	13.000	12/15/26	10,000,000	7,637,354
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	8,549,557
WEC Energy Group, Inc. (TSFR3M + 2.37411%) (d)	7.696	05/15/67	570,000	561,456
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,596,672
Zions Bancorp	3.250	10/29/29	9,092,000	7,529,956

Residential Mortgage-Backed Securities - 0.0% ^				123,459
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	136,653	123,459

Taxable Municipal Bonds - 0.0% ^				305,134
Summit County OH Development Finance Authority	6.250	05/15/26	305,000	305,134

U.S. Government & Agency Securities - 2.3%				29,870,508
U.S. Treasury Bonds	3.000	07/31/24	10,000,000	9,960,547
U.S. Treasury Bonds	3.250	08/31/24	5,000,000	4,973,096
U.S. Treasury Bonds	4.500	11/30/24	15,000,000	14,936,865

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities - 2.7%				$35,197,753
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,365,350	348,955
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	18,541	18,356
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times (SOFR30A + 6.61448%), floor 0.000%, cap 6.500%) (d)	1.062	03/25/42	5,088,350	513,905
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	1,719,232	43,054
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times (SOFR30A + 6.26448%), floor 0.000%, cap 6.150%) (d)	0.712	03/25/43	1,741,482	130,572
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	1,028,273	31,766
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	1,064,480	56,572
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	2,672,993	89,479
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times (SOFR30A + 5.28448%), floor 0.000%, cap 5.170%) (d)(e)	0.000	09/25/43	7,085,414	744,319
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	765,382	65,022
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	535,775	25,184
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,228,610	1,875,774
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,659,981	1,301,397
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	25,142	19,775
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,299,462	999,805
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	2,373,365	44,899
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)(e)	0.000	10/15/42	4,310,747	167,739
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	854,861	17,909
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	804,959	15,556
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	746,430	74,664
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times (SOFR30A + 6.81448%), floor 0.000%, cap 6.700%) (d)	1.262	02/15/42	638,222	57,244
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	4,079,606	450,905
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,870	360,240
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,241,197	1,647,024
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	535,110	289,863
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,404,579	747,885
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,389,096	1,673,891
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,470,983	2,679,197
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	252,867	89,285
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	5,359	5,471
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.222	04/16/53	9,987,634	21,034
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.214	10/16/56	13,311,003	107,139
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	1,480,306	73,898
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	493,501	7,917
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	92,339	1,319
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	166,136	14,108
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	189,483	34,429
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	174,410	9,553
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	132,688	3,398
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	181,629	6,516
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	0.615	03/20/48	3,939,124	268,319
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,014,593	388,661
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,639,981	648,287
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	304,085
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,594,115	1,724,506
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,218,655	568,355
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,347,490	2,643,618
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	6,950,701	3,894,976
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,273,058	1,786,442
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,198,168	1,304,873
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	724,579	348,197
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,392,170	2,038,980
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,098,557	1,790,859
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,904,628	2,145,970
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	476,607

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
	Rate (%)	Maturity Date	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.6%				$20,044,197
(COST $20,044,197)
			Shares
Money Market Funds - 0.0% ^				100,000
First American Government Obligations Fund Class X (a)	5.240		100,000	100,000

			Principal Amount
U.S. Government & Agency Securities - 1.6%				19,944,197
U.S. Treasury Bills (b)	5.236	06/06/24	10,000,000	9,992,789
U.S. Treasury Bills (b)	5.284	07/05/24	10,000,000	9,951,408

TOTAL INVESTMENTS - 98.2% (COST $1,490,654,158)				1,277,932,120

NET OTHER ASSETS AND LIABILITIES - 1.8%				23,665,844

NET ASSETS - 100.0%				$1,301,597,964

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024
(a)	Rate shown represents the 7-day yield at May 31, 2024.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at May 31, 2024.
(c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of these securities was $474,003,258, representing 36.42% of net assets.
(i)	Illiquid security at May 31, 2024. At May 31, 2024, the aggregate value of these securities was $32,262,145, representing 2.48% of net assets.
(j)	Level 3 security as described in the accompanying notes. Securities valued using unadjusted broker quotes from brokers or pricing services. Such values are based on unobservable inputs. At May 31, 2024, the aggregate value of these securities was $440,000, representing 0.03% of net assets.
^	Rounds to 0.0%.

Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CDFI	Community Development Financial Institution
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
May 31, 2024

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$198,235,577	$–	$198,235,577
Commercial mortgage-backed securities	–	208,219,756	–	208,219,756
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	785,495,736	340,000	785,835,736
Residential mortgage-backed securities	–	123,459	–	123,459
Taxable municipal bonds	–	305,134	–	305,134
U.S. government & agency securities	–	29,870,508	–	29,870,508
U.S. government agency mortgage-backed securities	–	35,197,753	–	35,197,753
Total bonds	–	1,257,447,923	440,000	1,257,887,923
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	19,944,197	–	19,944,197
Total short-term investments	100,000	19,944,197	–	20,044,197
Total investments	$100,000	$1,277,392,120	$440,000	$1,277,932,120

For more information on valuation inputs, see financial statement Note 2 – Significant Accounting Policies.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of May 31, 2024 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2023	$100,000	$340,000	$440,000
Purchases	–	–	–
Sales	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Accrued interest	–	–	–
Transfers into level 3	–	–	–
Transfers out of level 3	–	–	–
Balance as of May 31, 2024	$100,000	$340,000	$440,000

See Notes to Financial Statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

THOMPSON IM FUNDS, INC.

Item 8: Changes in and Disagreement with Accountants for Open-End Management Investment Companies.
Item 9: Proxy Disclosures for Open-End Management Investment Companies.
Item 10: Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Item 11 : Statement Regarding Basis for Approval of lnvesment Advisory Contract.

This report contains information for existing shareholders of Thompson IM Funds, Inc.

It does not constitute an offer to sell. This Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2024 (In thousands, except per share amounts)
	LARGECAP FUND		MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$173,596		$54,110	$1,277,932
Cash	–		–	10,197
Due from sale of securities	–		–	500
Receivable from fund shares sold	35		16	1,431
Dividends and interest receivable	293		66	13,120
Prepaid directors fees	1		1	3
Prepaid expenses	12		14	48
Total assets	173,937		54,207	1,303,231
Liabilities
Due on purchase of securities	–		–	213
Payable for fund shares redeemed	12		–	554
Accrued expenses payable	26		20	106
Due to Advisor	127		40	760
Total liabilities	165		60	1,633
Net assets	$173,772		$54,147	$1,301,598
Net assets consist of
Capital stock ($.001 par value)	$119,647		$42,995	$1,849,532
Total distributable earnings (accumulated deficit)	54,125		11,152	(547,934)
Net assets	$173,772		$54,147	$1,301,598
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,732		4,097	126,729
Offering and redemption price	$100.34	(b)	$13.22	$10.27

(a) Cost of investments in securities	$128,941		$45,178	$1,490,654
(b) Does not recalculate due to rounding

See Notes to Financial Statements.

1

STATEMENTS OF OPERATIONS (Unaudited)

Six-Month Period Ended May 31, 2024 (In thousands)
	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$1	$2	$40,380
Dividends	1,446	470	–
Less foreign taxes withheld	(10)	(4)	–
Total investment income	1,437	468	40,380
Expenses
Investment advisory fees	791	268	3,821
Shareholder servicing costs	41	16	331
Administrative & accounting services fees	68	34	233
Directors fees	17	11	70
Custody fees	8	4	54
Professional Fees	21	19	44
Federal & state registration	16	14	31
Interest expense from line of credit (see note 2)	4	2	–
Other expenses	18	11	188
Total expenses	984	379	4,772
Less expenses reimbursed by Advisor	(142)	(69)	–
Net expenses	842	310	4,772
Net investment income	595	158	35,608
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	9,260	2,333	216
Net unrealized appreciation (depreciation) on investments	10,614	2,315	68,065
Net realized and unrealized gain (loss)	19,874	4,648	68,281
Increase (Decrease) in net assets resulting from operations	$20,469	$4,806	$103,889

See Notes to Financial Statements.

2

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)
	LARGECAP FUND		MIDCAP FUND		BOND FUND
	Six-Month Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six-Month Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Six-Month Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations
Net investment income	$595	$1,306	$158	$431	$35,608	$79,004
Net realized gain (loss) on investments	9,260	11,707	2,333	3,558	216	(31,217)
Net unrealized appreciation (depreciation) on investments	10,614	(1,834)	2,315	(4,405)	68,065	5,673
Net increase (decrease) in net assets resulting from operations	20,469	$11,179	4,806	(416)	103,889	53,460
Distributions to shareholders
Total distributions to shareholders	(13,166)	(7,135)	(3,974)	(5,537)	(36,381)	(80,783)
Net decrease in net assets resulting from distributions to shareholders	(13,166)	(7,135)	(3,974)	(5,537)	(36,381)	(80,783)
Fund share transactions
Proceeds from shares sold	3,342	6,025	2,137	3,001	167,932	125,408
Reinvestment of distributions	12,801	6,980	3,353	5,490	35,431	78,255
Cost of shares redeemed	(8,415)	(15,696)	(2,657)	(6,964)	(192,531)	(657,112)
Net increase (decrease) in net assets resulting from fund share transactions	7,728	(2,691)	2,833	1,527	10,832	(453,449)
Total increase (decrease) in net assets	15,031	1,353	3,665	(4,426)	78,340	(480,772)
Net assets
Beginning of year	158,741	157,388	50,482	54,908	1,223,258	1,704,030
End of period	$173,772	$158,741	$54,147	$50,482	$1,301,598	$1,223,258

Share transactions
Shares sold	35	65	160	234	16,667	12,785
Shares issued in reinvestment of distributions	135	83	251	447	3,563	8,088
Shares redeemed	(87)	(170)	(199)	(547)	(19,224)	(67,242)
Net increase (decrease) in fund shares outstanding	83	(22)	212	134	1,006	(46,369)

See Notes to Financial Statements.

3

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2024

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Funds’ Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Management evaluates amortization to earliest call date on debt securities held at a premium to determine if there is a material impact on the financial statements. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

5

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a whenissued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at May 31, 2024.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 1, 2024, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 8.50% as of May 31, 2024. As of May 31, 2024, the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $2,000,000 and Bond Fund - $60,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2024.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$95,825	8.50%	$4,140	$2,669,000	12/22/2023 to 12/25/2023
MidCap Fund	$55,863	8.50%	$2,414	$1,852,000	12/22/2023 to 12/26/2023
Bond Fund	-	-	-	-	-

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

6

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2024, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5 and 6, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2025 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the six-month period ended May 31, 2024, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $141,712 and $69,359, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2024, affiliated shareholders whose individual accounts are greater than 10% held 27.84% of outstanding shares of the MidCap Fund. Transactions by these shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of-pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2024, in the following amounts:

Administrative & Accounting Fees Paid
LargeCap Fund	$52,514
MidCap Fund	$40,416
Bond Fund	$189,380

7

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2024, the amounts reimbursed by the Funds to the Advisor were:

Intermediary Fees Reimbursed
LargeCap Fund	$8,499
MidCap Fund	$1,547
Bond Fund	$164,862

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the six-month period ended May 31, 2024, were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$23,303,032	$28,269,318	$–	$–
MidCap Fund	$8,521,876	$9,399,062	$–	$–
Bond Fund	$135,277,804	$162,627,590	$571,345	$139,147

8

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

NOTE 5 - INCOME TAX INFORMATION

At November 30, 2023, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$124,979,375	$44,070,344	$1,484,044,483

Unrealized appreciation	$47,234,824	$13,219,758	$6,404,248
Unrealized depreciation	(13,574,489)	(6,848,147)	(287,191,328)
Net unrealized appreciation (depreciation)	$33,660,335	$6,371,611	($280,787,080)
Distributable ordinary income	1,303,887	530,802	13,301,375
Distributable long-term capital gains	11,857,557	3,429,629	-
Post-October losses	-	(12,543)	(13,882)
Capital loss carryforwards	-	-	(347,942,170)
Total distributable earnings (accumulated deficit)	$46,821,779	$10,319,499	($615,441,757)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share. There were no such reclassifications as of November 30, 2023.

The tax basis post-October losses as of November 30, 2023 and capital loss carryforward as of November 30, 2023, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Post-October losses
Short-term	$-	$13,665	($687)
Long-term	-	(26,208)	(13,195)
Total Post-October losses	$-	($12,543)	($13,882)
Net capital loss carryforward
Short-term	$-	$-	($54,417,414)
Long-term	-	-	(293,524,756)
Total capital loss carryforward	$-	$-	($347,942,170)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

The tax components of distributions paid during the six-month period ended May 31, 2024 and fiscal year ended November 30, 2023 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Six-month period ended May 31, 2024
Distributions paid from
Ordinary income	$1,307,580	$544,269	$36,380,763
Long-term capital gains	11,858,376	3,429,705	-
Total distributions paid	$13,165,956	$3,973,974	$36,380,763

Fiscal year ended November 30, 2023
Distributions paid from
Ordinary income	$1,304,889	$575,574	$80,783,187
Long-term capital gains	5,830,497	4,961,271	-
Total distributions paid	$7,135,386	$5,536,845	$80,783,187

The following distributions were declared on June 24, 2024, payable to shareholders on June 25, 2024:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Ordinary income distributions
Amount	$-	$-	$17,751,964
Per share	$-	$-	$0.14
Long-term capital gains distributions
Amount	$-	$-	$-
Per share	$-	$-	$-

10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2024

NOTE 6 - LIBOR DISCONTINUATION RISK

The London Interbank Offered Rate (“LIBOR”) ceased to be available on June 30, 2023, with the exception of certain LIBOR settings being provided on a temporary, “synthetic” basis for use in legacy contracts for a period of 15 months to aid with the transition. Many financial instruments use or used a floating rate based on the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. The full impact of transitioning to replacement rates remains unclear. As such, the impact of the transition away from LIBOR on the Bond Fund and the financial instruments in which the Bond Fund invests cannot yet be fully determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner, i.e., prior to the end of the 15-month transition period.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates. The temporary relief provided by ASU 2020-04 was initially effective for certain reference rate-related contract modifications that occurred during the period from March 12, 2020 through December 31, 2022. The FASB subsequently issued an update deferring the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Management has determined that the impact of implementing ASU 2020-04 will not have a material effect on the Bond Fund.

NOTE 7 - REGULATORY CHANGES

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. Essentially, the rule requires the Funds to transmit concise and visually engaging shareholder reports that highlight key information. Separate shareholder reports will be prepared for each Fund and each share class of the Fund, and the Funds’ annual reports will need to include a brief description of material changes since the beginning of the reporting period. The amendments will also require the Funds to tag information in a structured data format and that more in-depth information be made available online and available for delivery free of charge to investors on request. The rule became effective January 24, 2023 with an 18-month transition period after the effective date.

11

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2024		Year Ended November 30,
LARGECAP FUND	(Unaudited)		2023	2022	2021	2020	2019
Per share operating performance
Net asset value, beginning of period	$96.24		$94.19	$105.38	$83.93	$74.93	$66.36
Income from investment operations
Net investment income	0.34		0.80	0.76	0.76	0.78	0.68
Net realized and unrealized gains (losses) on investments(a)	11.76		5.55	(6.70)	21.47	10.29	8.41
Total from investment operations	12.10		6.35	(5.94)	22.23	11.07	9.09
Less distributions
Distributions from net investment income	(0.79)		(0.76)	(0.76)	(0.78)	(0.60)	(0.52)
Distributions from net realized gains	(7.21)		(3.54)	(4.49)	–	(1.47)	–
Total distributions	(8.00)		(4.30)	(5.25)	(0.78)	(2.07)	(0.52)
Net asset value, end of period	$100.34		$96.24	$94.19	$105.38	$83.93	$74.93
Total return	13.04%	(b)	7.38%	(6.13% )	26.71%	15.08%	13.93%
Ratios and supplemental data
Net assets, end of period (millions)	$173.8		$158.7	$157.4	$165.4	$141.1	$128.9
Ratios to average net assets:
Ratios of net expenses	0.99%	(c)	0.99%	0.99%	0.99%	0.99%	1.03%
Ratio of expenses without reimbursement	1.16%	(c)	1.17%	1.16%	1.15%	1.23%	1.23%
Ratio of net investment income	0.70%	(c)	0.82%	0.79%	0.72%	1.09%	0.96%
Ratio of net investment income without reimbursement	0.53%	(c)	0.64%	0.62%	0.56%	0.85%	0.76%
Portfolio turnover rate	14%	(b)	30%	22%	12%	25%	24%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

12

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2024		Year Ended November 30,
MIDCAP FUND	(Unaudited)		2023	2022	2021	2020	2019
Per share operating performance
Net asset value, beginning of period	$12.99		$14.64	$17.07	$13.20	$12.29	$12.02
Income from investment operations
Net investment income	0.04		0.11	0.10	0.05	0.04	0.04
Net realized and unrealized gains (losses) on investments(a)	1.21		(0.27)	(0.93)	3.87	1.23	0.93
Total from investment operations	1.25		(0.16)	(0.83)	3.92	1.27	0.97
Less distributions
Distributions from net investment income	(0.11)		(0.10)	(0.04)	(0.05)	(0.04)	(0.03)
Distributions from net realized gains	(0.91)		(1.39)	(1.56)	–	(0.32)	(0.67)
Total distributions	(1.02)		(1.49)	(1.60)	(0.05)	(0.36)	(0.70)
Net asset value, end of period	$13.22		$12.99	$14.64	$17.07	$13.20	$12.29
Total return	9.56%	(b)	(0.47% )	(5.71% )	29.75%	10.56%	9.78%
Ratios and supplemental data
Net assets, end of period (millions)	$54.1		$50.5	$54.9	$60.9	$50.6	$45.1
Ratios to average net assets:
Ratios of net expenses	1.15%	(c)	1.15%	1.14%	1.14%	1.15%	1.15%
Ratio of expenses without reimbursement	1.41%	(c)	1.41%	1.38%	1.35%	1.53%	1.53%
Ratio of net investment income	0.59%	(c)	0.82%	0.68%	0.22%	0.42%	0.37%
Ratio of net investment income (loss) without reimbursement	0.33%	(c)	0.56%	0.44%	0.01%	0.04%	(0.01% )
Portfolio turnover rate	16%	(b)	36%	23%	19%	37%	34%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

13

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month Period Ended May 31, 2024		Year Ended November 30,
BOND FUND	(Unaudited)		2023	2022	2021	2020	2019
Per share operating performance
Net asset value, beginning of period	$9.73		$9.90	$11.04	$10.73	$11.52	$11.38
Income from investment operations
Net investment income	0.29		0.57	0.37	0.42	0.52	0.40
Net realized and unrealized gains (losses) on investments(a)	0.54		(0.19)	(1.15)	0.36	(0.83)	0.13
Total from investment operations	0.83		0.38	(0.78)	0.78	(0.31)	0.53
Less distributions
Distributions from net investment income	(0.29)		(0.55)	(0.36)	(0.47)	(0.48)	(0.39)
Distributions from net realized gains	–		–	–	–	–	–
Total distributions	(0.29)		(0.55)	(0.36)	(0.47)	(0.48)	(0.39)
Net asset value, end of period	$10.27		$9.73	$9.90	$11.04	$10.73	$11.52
Total return	8.63%	(b)	4.02%	(7.17% )	7.43%	(2.60% )	4.70%
Ratios and supplemental data
Net assets, end of period (millions)	$1,301.6		$1,223.3	$1,704.0	$2,582.0	$2,266.5	$3,788.6
Ratios to average net assets:
Ratios of expenses	0.75%	(c)	0.75%	0.73%	0.71%	0.72%	0.71%
Ratio of net investment income	5.61%	(c)	5.57%	3.36%	3.75%	4.27%	3.49%
Portfolio turnover rate	11%	(b)	5%	6%	34%	38%	53%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(b) Calculated on a non-annualized basis.

(c) Calculated on an annualized basis.

See Notes to Financial Statements.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No disagreements during the Fund’s two most recent fiscal years and subsequent interim period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See the required disclosures in the Core Financial Statements for the six months ended May 31, 2024 under item 7 of this Form N-CSR as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See the required disclosures included in the Additional Information section of the Annual Report to Shareholders for the Year Ended November 30, 2023.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not appliable to this Registrant because no accounting restatement was made that required recovery of erroneously awarded compensation nor was there an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation.

Item 19. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
19(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

19(a)(3)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(a)(3)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 19th day of August 2024.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 19th day of August 2024.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ James P. DiCristo
James P. DiCristo, Chief Financial Officer (Principal Financial Officer)